Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000166588 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
C000166588 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166588 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000166589 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000166589 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000166589 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000166590 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000166590 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000166590 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.20%)